Financial risk management and assessment (Tables)	12 Months Ended
Dec. 31, 2023
Financial risk management and assessment
Schedule of material contractual obligations and periods

	Year ended
	December 31, 2023	2024	2025 / 2026	2027 / 2028	More than 5
Amounts in K€	Total	Less than 1 year	between 1 and 3 years	between 3 and 5 years	years
Non-convertible bonds issued to Kreos	1,714	1,259	454	—	—
Repayable advances	882	196	686	—	—
Leasing obligations	190	54	136	—	—
Convertible bonds issued to Kreos	1,971	—	1,971	—	—
Convertible bonds issued to ATLAS	2,207	2,207	—	—	—
Financial debts related to CIR pre-financing	1,213	1,213	—	—	—
Accrual interests to pay	94	94	—	—	—
Derivative liabilities	1	1	—	—	—
Total	8,270	5,024	3,247	—	—